Income Taxes - Additional Information (Detail) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefit)	$ 0	$ 0	$ 0
Deferred tax assets, Valuation allowance		20,697	17,978
Change in valuation allowance		2,719	2,165
Unrecognized tax benefits that would impact effective tax rate		0
Unrecognized tax benefits, Income tax penalties and Interest accrued		$ 0	$ 0